Financial Instruments and Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 0	$ 0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	200	446
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	40	85	178
Loss on Derivative Instruments [Member]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	40	85	178
Derivative Financial Instruments Current Portion [Member]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	200	446
Derivative Financial Instruments, Net of Current Portion [Member]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 0	$ 0